Inventories (Tables)	6 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories
	March 31, 2022	September 30, 2021
Raw materials	$17,577,389	$7,845,763
Work in process	303,653	5,287,171
Finished goods	9,397,331	9,588,331
Total	$27,278,373	$22,721,265